Accounts payable, accrued liabilities and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2024
Accounts payable, accrued liabilities and asset retirement obligations [Abstract]
Components of Accounts Payable
a) The components of the accounts payable are as follows:

	At December 31,
	2023		2024
Suppliers	Ps.	63,235,934	Ps.	61,741,976
Sundry creditors		88,637,103		92,286,367
Interest payable		6,616,584		8,959,701
Guarantee deposits from customers		1,455,109		1,669,103
Dividends payable		2,152,686		2,266,987
Total	Ps.	162,097,416	Ps.	166,924,134

Balance of Accrued Liabilities

As of December 31, 2024, the Company has recognized long-term accounts payable of Ps.17,224,845, primarily due for obligations related to the acquisition of operating licenses.

b) The balance of accrued liabilities at December 31, 2023 and 2024 are as follows:

	At December 31,
	2023		2024
Current liabilities
Direct employee benefits payable	Ps.	20,858,965	Ps.	22,080,021
Provisions		34,355,359		34,953,816
Total	Ps.	55,214,324	Ps.	57,033,837

Movements in Contingencies
The movements in contingencies for the years ended December 31, 2023 and 2024 are as follows:

	Balance at December 31, 2022		Effect of translation		Increase of the year		Applications				Balance at December 31, 2023
							Payments		Reversals
Contingencies	Ps.	35,850,857	Ps.	(1,738,359)	Ps.	7,361,456	Ps.	(5,642,088)	Ps.	(1,476,507)	Ps.	34,355,359

	Balance at December 31, 2023		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2024
									Payments		Reversals
Contingencies	Ps.	34,355,359	Ps.	182,686	Ps.	437,201	Ps.	6,580,005	Ps.	(4,659,801)	Ps.	(1,941,634)	Ps.	34,953,816

Movements in Asset Retirement Obligations
c) The movements in the asset retirement obligations for the years ended December 31, 2023 and 2024 are as follows:

	Balance at December 31, 2022		Effect of translation		Increase of the year		Applications				Balance at December 31, 2023
							Payments		Reversals
Asset retirement obligations	Ps.	10,799,997	Ps.	(1,722,035)	Ps.	1,425,391	Ps.	(175,163)	Ps.	(210,262)	Ps.	10,117,928

	Balance at December 31, 2023		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2024
									Payments		Reversals
Asset retirement obligations	Ps.	10,117,928	Ps.	101,101	Ps.	749,725	Ps.	989,544	Ps.	(76,166)	Ps.	(369,353)	Ps.	11,512,779